CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts payable, Related parties, Current	$ 1,332	$ 541	$ 359
ALTIMAR ACQUISITION CORP. II [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Class A common stock | ALTIMAR ACQUISITION CORP. II [Member]
Temporary equity, par value (in dollars per share)	$ 10.00	$ 10.00
Temporary equity, shares outstanding	34,500,000	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	500,000,000	500,000,000
Common stock, shares issued (in shares)		0
Common stock, shares outstanding (in shares)		0
Class B common stock | ALTIMAR ACQUISITION CORP. II [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	50,000,000	50,000,000
Common stock, shares issued (in shares)	8,625,000	8,625,000
Common stock, shares outstanding (in shares)	8,625,000	8,625,000
Common stock shares subject to forfeiture		1,125,000
Class A Contingently Redeemable Preferred Units [Member]
Temporary equity, par value (in dollars per share)	$ 100	$ 100	$ 100
Temporary equity, shares authorized	1,167,418	1,167,418	1,167,418
Temporary equity, Shares issued	1,167,418	1,167,418	702,493
Temporary equity, shares outstanding	1,167,418	1,167,418	702,493
Class A Common Units [Member]
Common units, Par or stated value per unit	$ 100	$ 100	$ 100
Common unit, Authorized	5,480,611	5,480,611	5,480,611
Common unit, Issued	5,480,611	5,480,611	2,883,452
Common unit, Outstanding	5,480,611	5,480,611	2,883,452
Class B Common Units [Member]
Common units, Par or stated value per unit	$ 100	$ 100	$ 100
Common unit, Authorized	2,242,981	2,242,981	2,242,981
Common unit, Issued	2,242,981	2,242,981	1,567,546
Common unit, Outstanding	2,242,981	2,242,981	1,567,546